Impairment Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Depreciation and Other Amortization Expenses [Line Items]
Impairment expense	$ 0.1	$ 0.3	$ 0.2	$ 3.1
Undeveloped properties, cost	$ 179.0		$ 179.0